SECURITISATIONS AND COVERED BONDS	6 Months Ended
Jun. 30, 2025
Disclosure Of Securitisations And Covered Bonds [Abstract]
SECURITISATIONS AND COVERED BONDS	10. SECURITISATIONS AND COVERED BONDS
The information in this Note relates to securitisations and covered bonds for consolidated structured entities, used to obtain funding or collateral. It excludes structured entities relating to credit protection transactions.
The gross assets securitised, or for the covered bond programme assigned, at 30 June 2025 and 31 December 2024 were:

	30 June 2025	31 December 2024
	£m	£m
Mortgage-backed master trust structures:
–Holmes	6,051	5,109
–Fosse	2,128	2,383
	8,179	7,492
Other asset-backed securitisation structures:
–Repton	761	718
Total securitisation programmes	8,940	8,210
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	27,945	25,695
Total securitisation and covered bond programmes	36,885	33,905
The following table sets out the internal and external issuances and redemptions in H1-25 and H1-24 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H1-25	H1-24	H1-25	H1-24	H1-25	H1-24	H1-25	H1-24
	£m	£m	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	86	106	750	750	–	–	–	–
–Fosse	–	760	–	–	–	–	–	–
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	–	–	2,687	4,099	–	41	894	1,962
	86	866	3,437	4,849	–	41	894	1,962
In January 2025, £200m of the Fosse retained notes were sold to an external counterparty.